Financial Risks - Schedule of Parallel Movement of Yield Curve (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Shift up 100 basis points [member]
Effect of changes in foreign interest rates [line items]
Estimated approximate effects on net income	€ (677)	€ (282)
Estimated approximate effects on shareholders' equity	(3,892)	(2,620)
Shift down 100 basis points [member]
Effect of changes in foreign interest rates [line items]
Estimated approximate effects on net income	1,188	200
Estimated approximate effects on shareholders' equity	€ 2,819	€ 2,160